PROPERTY AND EQUIPMENT	6 Months Ended
Mar. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 2     PROPERTY AND EQUIPMENT

At March 31, 2011 and September 30, 2010 property and equipment is as follows:

	March 31, 2011	September 30, 2010

Computer Equipment	$4,908	$4,908
Less accumulated depreciation	(3,024)	(2,535)

	$1,884	$2,373

Depreciation expense for the six months ended March 31, 2011 and 2010 and the period from August 14, 2007 to March 31, 2011 was $489, $471 and $3,024 respectively.